Equity (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Number of Shares, Outstanding, beginning of year (in shares)	24,896,678	19,674,102	19,674,102	22,065,402
Number of Shares, Granted (in shares)	14,350,000	1,530,000	7,560,000	3,320,000
Number of Shares, Canceled (in shares)	(5,151,102)	(521,250)	(2,337,424)	(5,711,300)
Number of Shares, Outstanding, end of years (in shares)	34,095,576	20,682,852	24,896,678	19,674,102
Number of shares, exercisable, end of years (in shares)	15,248,701	9,540,783	14,700,574	9,393,283
Weighted Average Price Per Share, Outstanding, beginning of year	$ 0.32	$ 0.38	$ 0.38	$ 0.57
Weighted Average Price Per Share, Granted	$ 0.09	$ 0.24	$ 0.16	$ 0.27
Weighted Average Price Per Share, Canceled	$ 0.29	$ 0.31	$ 0.29	$ 0.99
Weighted Average Price Per Share, Outstanding, end of years	$ 0.32	$ 0.37	$ 0.32	$ 0.38
Weighted Average Price Per Share, exercisable, end of years	$ 0.38	$ 0.51	$ 0.40	$ 0.47